Income and Social Contribution Taxes - Summary of Tax Incentives (Parenthetical) (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Bahiana Distribuidora De Gas Ltda [member]
Disclosure of deferred income and social contribution taxes [line items]
Decrease percentage in inome tax incentive	R$ 1,067